Stock Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted for term, years	10 years
Date shares become exercisable	1 year
Shares transferred to employee term, years	3 years
Weighted average grant date fair value of stock options granted	$ 16.72	$ 17.35	$ 15.61
Total stock compensation cost	$ 8.2	$ 8.1	$ 8.3
Total compensation cost related to non-vested awards	$ 7.9
Weighted average period over which cost is expected to be recognized	2 years
Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum common shares that may be issued for awards	9,585,055
Number of common shares that have been issued for awards	6,187,925
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date fair value	$ 4.5	$ 4.4	$ 4.3
Aggregate intrinsic value	$ 25.5
Weighted average grant date fair value of restricted stock unit granted	$ 105.87	$ 88.54	$ 64.59
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value	$ 17.4
Closing price per share	$ 124.77
Aggregate intrinsic value for stock options exercisable	$ 15.3